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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                                NUMBER OF
                                                                                 SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 38.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 4.6%
Bed Bath & Beyond, Inc.                                                            55,054                       $    1,547 (a)
Cablevision Systems Corp.                                                           5,989                              135 (a)
Carnival Corp.                                                                     29,095                              959
Coach, Inc.                                                                         6,823                              197 (a)
Comcast Corp. (Class A)                                                           114,649                            2,150
Darden Restaurants, Inc.                                                            2,996                               96
Kohl's Corp.                                                                       11,692                              468 (a)
Liberty Global, Inc. (Series C)                                                    24,885                              756 (a)
Liberty Media Entertainment Corp. (Series A)                                       38,585                              935 (a)
Life Time Fitness, Inc.                                                             6,875                              203 (a)
Lowe's Companies, Inc.                                                             44,624                              926
Mercadolibre, Inc.                                                                  6,485                              224 (a)
News Corp. (Class A)                                                               11,981                              180
Omnicom Group, Inc.                                                                28,374                            1,273
O'Reilly Automotive, Inc.                                                          10,935                              244 (a)
Penn National Gaming, Inc.                                                          4,418                              142 (a)
Regal Entertainment Group, (Class A)                                               17,969                              275
Target Corp.                                                                       12,742                              592
The Cheesecake Factory                                                              9,300                              148 (a)
The Walt Disney Co.                                                                 6,170                              193
Time Warner, Inc.                                                                  35,044                              519
Viacom Inc. (Class B)                                                               7,969                              243 (a)
                                                                                                                    12,405

CONSUMER STAPLES - 2.7%
Alberto-Culver Co.                                                                 31,451                              826
Altria Group, Inc.                                                                  8,387                              172
Clorox Co.                                                                          6,171                              322
General Mills, Inc.                                                                11,102                              675
Kimberly-Clark Corp.                                                               14,219                              850
McCormick & Company, Inc.                                                          21,646                              772
Pepsi Bottling Group, Inc.                                                          4,973                              139
PepsiCo, Inc.                                                                      35,472                            2,256
Procter & Gamble Co.                                                                8,266                              503
Sara Lee Corp.                                                                      8,087                               99
The Estee Lauder Companies Inc. (Class A)                                          11,255                              523
Wal-Mart Stores, Inc.                                                               4,373                              246
                                                                                                                     7,383

ENERGY - 4.3%
Apache Corp.                                                                        3,487                              485
Dresser-Rand Group, Inc.                                                            7,848                              307 (a)
Exxon Mobil Corp.                                                                  19,390                            1,708
Halliburton Co.                                                                     8,746                              464
Hess Corp.                                                                          6,519                              822
HIS, Inc. (Class A)                                                                   581                               40 (a)
Marathon Oil Corp.                                                                 17,467                              906
Nabors Industries Ltd.                                                              3,594                              177 (a)
National Oilwell Varco, Inc.                                                        2,396                              213 (a)
Noble Corp.                                                                         4,057                              264
Peabody Energy Corp.                                                                4,075                              359
Schlumberger Ltd.                                                                  23,852                            2,562
Southwestern Energy Co.                                                             5,980                              285 (a)
Sunoco, Inc.                                                                        3,098                              126
Transocean, Inc.                                                                   15,378                            2,343
Valero Energy Corp.                                                                 4,792                              197
Weatherford International Ltd.                                                      8,956                              444 (a)
                                                                                                                    11,702

FINANCIALS - 4.5%
ACE Ltd.                                                                            4,074                              224
Affiliated Managers Group, Inc.                                                     2,843                              256 (a)
Alleghany Corp.                                                                       935                              311 (a)
Allstate Corp.                                                                      2,696                              123
American Express Co.                                                                9,884                              372
Ameriprise Financial, Inc.                                                          5,754                              234
AON Corp.                                                                           6,530                              300
Bank of New York Mellon Corp.                                                       9,285                              351
BlackRock, Inc.                                                                       599                              106
CB Richard Ellis Group, Inc. (Class A)                                             53,817                            1,034 (a)
Chubb Corp.                                                                         6,170                              302
Citigroup, Inc.                                                                    40,996                              687
CME Group Inc.                                                                      1,526                              585
CVB Financial Corp.                                                                12,425                              117
Douglas Emmett, Inc. (REIT)                                                         6,049                              133
DuPont Fabros Technology, Inc. (REIT)                                               9,990                              186
Federal National Mortgage Assoc.                                                   20,479                              400
Fortress Investment Group LLC (Class A)                                            14,327                              177
Goldman Sachs Group, Inc.                                                           6,531                            1,142
Greenhill & Company, Inc.                                                           3,220                              173
HCC Insurance Holdings, Inc.                                                       27,909                              590
JP Morgan Chase & Co.                                                              11,382                              391
Legg Mason, Inc.                                                                    3,159                              138
Marsh & McLennan Companies, Inc.                                                    4,193                              111
Metlife, Inc.                                                                      13,479                              711
Nymex Holdings, Inc.                                                                2,130                              180
Prologis (REIT)                                                                     2,420                              132
Prudential Financial, Inc.                                                          1,198                               72
State Street Corp.                                                                 29,203                            1,869 (e)
SunTrust Banks, Inc.                                                                8,956                              324
US Bancorp.                                                                         7,488                              209
Zions Bancorporation                                                                2,994                               94
                                                                                                                    12,034

HEALTHCARE - 6.3%
Abbott Laboratories                                                                27,761                            1,470
Aetna, Inc.                                                                        19,554                              793
Alcon, Inc.                                                                         1,588                              259
Amgen, Inc.                                                                        52,734                            2,487 (a)
Amylin Pharmaceuticals, Inc.                                                        8,996                              228 (a)
Arthrocare Corp.                                                                    5,613                              229 (a)
Barr Pharmaceuticals, Inc.                                                          5,367                              242 (a)
Baxter International, Inc.                                                          3,594                              230
Boston Scientific Corp.                                                            23,961                              294 (a)
Bristol-Myers Squibb Co.                                                           13,359                              274
Covidien Ltd.                                                                       2,200                              105
DENTSPLY International, Inc.                                                        7,750                              285
Genentech Inc.                                                                     19,591                            1,487 (a)
Gen-Probe Incorporated                                                              5,162                              245 (a)
Gilead Sciences, Inc.                                                              18,870                              999 (a)
Hologic, Inc.                                                                      47,908                            1,045 (a)
Johnson & Johnson                                                                   2,395                              154
Masimo Corp.                                                                       15,726                              540 (a)
McKesson Corp.                                                                      5,391                              301
Medtronic, Inc.                                                                    26,964                            1,395
Merck & Company, Inc.                                                               5,691                              214
Psychiatric Solutions, Inc                                                         11,659                              441 (a)
Resmed, Inc.                                                                       18,415                              658 (a)
Thermo Fisher Scientific, Inc.                                                     10,739                              598 (a)
UnitedHealth Group, Inc.                                                           47,432                            1,245
Vertex Pharmaceuticals Inc.                                                         6,777                              227 (a)
Wyeth                                                                              10,603                              509
                                                                                                                    16,954

INDUSTRIALS - 2.1%
Alliant Techsystems, Inc.                                                              94                               10 (a)
Cooper Industries Ltd.                                                              8,089                              320
Corrections Corporation of America                                                 10,915                              300 (a)
Deere & Co.                                                                         2,216                              160
Dover Corp.                                                                         2,653                              128
Eaton Corp.                                                                         2,516                              214
General Dynamics Corp.                                                              2,993                              252
Harsco Corp.                                                                        8,518                              463
Hexcel Corp.                                                                       33,766                              651 (a)
ITT Corp.                                                                           7,688                              487
Joy Global, Inc.                                                                    4,721                              358
Monster Worldwide, Inc.                                                            14,826                              306 (a)
Rockwell Collins, Inc.                                                              1,498                               72
Textron, Inc.                                                                      38,680                            1,854
                                                                                                                     5,575

INFORMATION TECHNOLOGY - 9.7%
Activision, Inc.                                                                   12,535                              427 (a)
Affiliated Computer Services, Inc. (Class A)                                        8,154                              436 (a)
Analog Devices, Inc.                                                                6,499                              206
Automatic Data Processing, Inc.                                                    18,348                              769
Blackboard, Inc.                                                                    4,964                              190 (a)
Cisco Systems, Inc.                                                               125,321                            2,915 (a)
Citrix Systems, Inc.                                                                9,197                              270 (a)
Cogent, Inc.                                                                       13,439                              153 (a)
Cognizant Technology Solutions Corp. (Class A)                                      3,688                              120 (a)
Corning Incorporated                                                               26,959                              621
Dell, Inc.                                                                          6,769                              148 (a)
DST Systems, Inc.                                                                   3,451                              190 (a)
Fidelity National Information Services, Inc.                                       10,454                              386
Google, Inc. (Class A)                                                              2,343                            1,233 (a)
Harris Corp.                                                                        2,286                              115
Hewlett-Packard Co.                                                                 9,165                              405
Hittite Microwave Corp.                                                             8,132                              290 (a)
Intel Corp.                                                                        89,702                            1,927
International Business Machines Corp.                                               3,414                              405
Intuit Inc.                                                                        46,627                            1,285 (a)
Iron Mountain Incorporated                                                         20,504                              544 (a)
Juniper Networks, Inc.                                                             12,195                              270 (a)
Lam Research Corp.                                                                  4,253                              154 (a)
Macrovision Solutions Corp.                                                        22,459                              336 (a)
Marvell Technology Group Ltd.                                                      13,800                              244 (a)
Maxim Integrated Products, Inc.                                                     9,218                              195
Mettler Toledo International Inc.                                                   2,276                              216 (a)
Microchip Technology Inc.                                                           1,198                               37
Microsoft Corp.                                                                    79,290                            2,181
Molex, Inc. (Class A)                                                              31,978                              733
National Semiconductor Corp.                                                        6,829                              140
Neustar, Inc. (Class A)                                                            16,237                              350 (a)
Oracle Corp.                                                                      100,349                            2,107 (a)
Paychex, Inc.                                                                      37,436                            1,171
QUALCOMM, Inc.                                                                     59,887                            2,657
Texas Instruments Incorporated                                                     11,023                              310
Western Union Co.                                                                  74,609                            1,845
                                                                                                                    25,981

MATERIALS - 1.7%
Alcoa, Inc.                                                                         5,571                              198
Allegheny Technologies Incorporated                                                19,826                            1,175
Dow Chemical Co.                                                                    2,816                               98
Freeport-McMoRan Copper & Gold, Inc.                                                1,917                              225
Intrepid Potash, Inc.                                                               5,211                              343 (a)
Martin Marietta Materials, Inc.                                                     2,014                              209
Monsanto Co.                                                                       13,184                            1,667
Praxair, Inc.                                                                       4,278                              403
Vulcan Materials Co.                                                                2,396                              143
                                                                                                                     4,461

TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                                                      5,539                              234 (a)
AT&T, Inc.                                                                          3,774                              127
NII Holdings Inc. (Class B)                                                        52,262                            2,482 (a)
Syniverse Holdings, Inc.                                                           10,718                              174 (a)
Verizon Communications, Inc.                                                       10,148                              359
                                                                                                                     3,376

UTILITIES - 0.9%
American Electric Power Company, Inc.                                               5,992                              241
American Water Works Company, Inc.                                                 10,286                              228 (a)
Dominion Resources, Inc.                                                           11,800                              560
DTE Energy Co.                                                                      3,827                              162
Edison International                                                                6,470                              332
Entergy Corp.                                                                       1,677                              202
ITC Holdings Corp.                                                                  8,810                              450
PPL Corp.                                                                           4,026                              210
SCANA Corp.                                                                         4,669                              173
                                                                                                                     2,558

TOTAL DOMESTIC EQUITY                                                                                              102,429
(COST $106,319)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 27.8%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 27.1%

CONSUMER DISCRETIONARY - 1.2%
AGTech Holdings Ltd.                                                              256,000                               26 (a)
Alsea SAB de C.V.                                                                  35,761                               45 (a)
China Travel International Inv.                                                   120,000                               33
Daimler AG (Regd.)                                                                  4,062                              252
Focus Media Holding Ltd. ADR                                                        7,354                              204 (a)
Gafisa S.A.                                                                         3,666                               64
Koninklijke Philips Electronics N.V.                                               31,007                            1,051
LVMH Moet Hennessy Louis Vuitton S.A.                                               2,714                              283
Prajay Engineers Syndicate Ltd.                                                     7,329                               17
Renault S.A.                                                                        1,991                              162
Swatch Group AG                                                                     1,788                              446
Toyota Motor Corp.                                                                 14,846                              702
Urbi Desarrollos Urbanos S.A. de C.V.                                              18,100                               63 (a)
                                                                                                                     3,348

CONSUMER STAPLES - 2.6%
China Mengniu Dairy Company Ltd.                                                   29,000                               82
Diageo PLC                                                                         61,978                            1,135
Diageo PLC ADR                                                                      2,758                              204
Groupe Danone                                                                      16,400                            1,148
IOI Corp.                                                                          41,000                               94
ITC Ltd.                                                                           19,101                               83
Metro AG                                                                            5,565                              355
Nestle S.A. (Regd.)                                                                41,400                            1,876
Nestle S.A. ADR                                                                     2,131                              240
Shinsegae Company Ltd.                                                                 60                               32
Shiseido Company Ltd.                                                              41,000                              941
Tesco PLC                                                                          90,928                              665
Uni-President Enterprises Corp.                                                    60,000                               72
                                                                                                                     6,927

ENERGY - 3.4%
Acergy S.A.                                                                        30,316                              675
BG Group PLC                                                                       38,612                            1,003
CAT Oil AG                                                                          2,936                               42 (a)
China Shenhua Energy Company Ltd.                                                  13,000                               51
Gazprom OAO ADR                                                                    24,338                            1,412
LUKOIL ADR                                                                          1,544                              152
Paladin Energy Ltd.                                                               106,474                              651 (a)
PetroChina Company Ltd.                                                             6,000                                8
Petroleo Brasileiro S.A. ADR                                                       20,032                            1,161
Saipem S.p.A.                                                                      29,570                            1,383
Suncor Energy, Inc.                                                                15,844                              921
Suncor Energy, Inc.                                                                 3,162                              185
Tesco Corp.                                                                         8,640                              276 (a)
TMK OAO GDR                                                                         3,606                              142 (b)
Total S.A.                                                                         12,256                            1,044
                                                                                                                     9,106

FINANCIALS - 5.5%
Akbank TAS                                                                          9,722                               34
Allianz AG (Regd.)                                                                    585                              103
AXA S.A.                                                                           15,287                              451
Banca Intesa S.p.A.                                                               107,004                              609
Banco do Brasil S.A.                                                                4,500                               74
Banco Santander S.A. (Regd.)                                                       57,681                            1,053
Bank of Yokohama Ltd.                                                              48,605                              337
BNP Paribas                                                                        13,721                            1,236
CapitaLand Ltd.                                                                    77,000                              324
Chinatrust Financial Holding Company Ltd.                                         169,000                              163 (a)
Credit Agricole S.A.                                                               22,715                              461
Egyptian Financial Group-Hermes Holding                                             7,037                               64
Hung Poo Real Estate Development Corp.                                             48,000                               66
Industrial & Commercial Bank of China                                              55,000                               38
Kookmin Bank                                                                        8,217                              483
Kotak Mahindra Bank Ltd.                                                            3,343                               36 (a)
Lloyds TSB Group, PLC                                                             149,546                              917
Metropolitan Bank & Trust                                                          49,800                               36
Mitsubishi Estate Company Ltd.                                                     46,982                            1,077
Mitsubishi UFJ Financial Group, Inc.                                              141,652                            1,254
Nomura Holdings, Inc.                                                              90,568                            1,343
Plaza Centers N.V.                                                                 10,134                               32
Prudential PLC                                                                     61,874                              652
Royal Bank of Scotland Group PLC                                                  254,513                            1,083
Samsung Fire & Marine Insurance Company Ltd.                                          550                              115
Shenzhen Investment Ltd.                                                           84,000                               30
Siam Commercial Bank PCL                                                           37,000                               86
Sony Financial Holdings, Inc.                                                         232                              936
Standard Bank Group Ltd.                                                            4,000                               39
State Bank of India Ltd.                                                            1,752                               45
Sumitomo Realty & Development Company Ltd.                                          8,000                              159
Sun Hung Kai Properties Ltd.                                                       17,177                              233
Tisco Bank PCL                                                                     48,500                               30
Unibail-Rodamco (REIT)                                                              1,589                              366
UniCredit S.p.A                                                                   138,019                              840
Woori Investment & Securities Company Ltd.                                          3,290                               60
                                                                                                                    14,865

HEALTHCARE - 1.0%
Cie Generale d'Optique Essilor International S.A.                                   7,274                              444
Roche Holding AG                                                                   10,870                            1,960
Teva Pharmaceutical Industries Ltd. ADR                                             3,262                              149
WuXi PharmaTech Cayman, Inc. ADR                                                    2,083                               42 (a)
Yuhan Corp.                                                                           302                               63
                                                                                                                     2,658

INDUSTRIALS - 4.0%
ABB Ltd. (Regd.)                                                                   36,009                            1,022 (a)
ABB Ltd. ADR                                                                        7,930                              225 (a)
ACS Actividades de Construccion y Servicios S.A.                                    3,471                              174
Alstom                                                                              3,148                              722
Asahi Glass Company Ltd.                                                           34,003                              412
Brambles Ltd.                                                                      63,480                              532
CAE, Inc.                                                                          81,871                              930
China Communications Construction Company Ltd.                                     52,000                               89
China COSCO Holdings Company Ltd.                                                 135,000                              330
China High Speed Transmission Equipment Group                                      36,000                               74
Company Ltd.
Doosan Heavy Industries and Construction Company Ltd.                               1,350                              128
East Japan Railway Co.                                                                101                              824
Elbit Systems Ltd.                                                                  1,141                               68
Empresas ICA Sociedad Controladora S.A. de C.V.                                    16,705                              105 (a)
Enka Insaat ve Sanayi AS                                                            9,150                              106
Group 4 Securicor PLC                                                              64,475                              257
Group 4 Securicor PLC                                                              70,091                              281
Hyundai Development Co.                                                             1,175                               59
Hyunjin Materials Company Ltd.                                                      2,144                               96
Italian-Thai Development PCL                                                      299,500                               52
IVRCL Infrastructures & Projects Ltd.                                               5,050                               35
Komatsu Ltd.                                                                       20,358                              569
Koninklijke Philips Electronics N.V.                                                2,300                               78
Larsen & Toubro Ltd.                                                                4,389                              222
Mitsubishi Heavy Industries Ltd.                                                  123,000                              588
Murray & Roberts Holdings Ltd.                                                     10,285                              114
Orkla ASA                                                                          21,254                              272
Pacific Basin Shipping Ltd.                                                        43,000                               62
Sandvik AB                                                                         26,362                              359
Siemens AG (Regd.)                                                                 10,354                            1,149
Siemens AG ADR                                                                        800                               88
Suntech Power Holdings Company Ltd. ADR                                             6,119                              229 (a)
United Tractors Tbk PT                                                             58,000                               77
Vinci S.A.                                                                          7,195                              440
                                                                                                                    10,768

INFORMATION TECHNOLOGY - 2.1%
Alibaba.com Ltd.                                                                   37,500                               53 (a)
Delta Electronics Inc.                                                             27,000                               75
HON HAI Precision Industry Company Ltd.                                            13,000                               64
Ibiden Company Ltd.                                                                11,499                              419
MediaTek Inc.                                                                       7,000                               81
Nidec Corp.                                                                         4,458                              297
Nintendo Company Ltd.                                                                 800                              454
Nokia Oyj                                                                          43,766                            1,071
Research In Motion Ltd.                                                            11,964                            1,399 (a)
Samsung Electronics Company Ltd.                                                    1,110                              663
Sohu.com Inc.                                                                         600                               42 (a)
Taiwan Semiconductor Manufacturing Company Ltd.                                   331,770                              705 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                17,372                              190 (a)
Unimicron Technology Corp.                                                         48,000                               54
                                                                                                                     5,567

MATERIALS - 3.7%
Anglo American PLC                                                                    914                               64
Anglo Platinum Ltd.                                                                 2,437                              406
Barrick Gold Corp.                                                                  8,147                              371
Bayer AG                                                                           13,704                            1,154
BHP Billiton PLC                                                                   39,636                            1,519
Cameco Corp.                                                                        4,747                              205
China Grand Forestry Resources Group Ltd.                                         394,000                               34 (a)
China Molybdenum Company Ltd.                                                      30,000                               26
Eurasian Natural Resources Corp.                                                    3,867                              102 (a)
Evraz Group S.A. GDR                                                                  901                              105 (b)
Impala Platinum Holdings Ltd.                                                       1,100                               43
Israel Chemicals Ltd.                                                               8,101                              188
Linde AG                                                                            6,664                              937
Makhteshim-Agan Industries Ltd.                                                     9,940                               92
New World Resources N.V. (Class A)                                                  4,486                              159 (a)
Novozymes (Series B)                                                                  525                               47
Polymetal GDR                                                                       9,900                               79 (a,b)
POSCO                                                                                 140                               73
Potash Corporation of Saskatchewan                                                  6,919                            1,613
Rio Tinto PLC (Regd.)                                                               7,195                              866
Sinofert Holdings Ltd.                                                            126,000                               98
Syngenta AG                                                                         1,926                              626
Taiwan Fertilizer Company Ltd.                                                     18,000                               67
Toray Industries Inc.                                                             174,999                              941
                                                                                                                     9,815

TELECOMMUNICATION SERVICES - 2.2%
America Movil S.A. de C.V. ADR (Series L)                                          14,912                              787
Bharti Airtel Ltd.                                                                  5,688                               96 (a)
China Mobile Ltd.                                                                   8,000                              107
Hellenic Telecommunications Organization S.A.                                      23,725                              598 (a)
Mobile Telesystems OJSC ADR                                                           700                               54
MTN Group Limited                                                                  46,424                              735
Orascom Telecom Holding SAE GDR                                                     1,081                               69
Philippine Long Distance Telephone Co.                                                310                               17
Singapore Telecommunications Ltd.                                                 189,254                              505
Telekomunikasi Indonesia Tbk PT (Series B)                                         66,000                               53
Telenor ASA                                                                        77,205                            1,449
Turkcell Iletisim Hizmet AS ADR                                                     1,900                               28
Vodafone Group Public Limited Co.                                                 439,081                            1,293
Vodafone Group, PLC ADR                                                             3,594                              106
                                                                                                                     5,897

UTILITIES - 1.4%
CEZ GDR                                                                             1,500                              133 (b)
E.ON AG                                                                             6,471                            1,305
Huaneng Power International Inc.                                                   14,107                               10
National Grid PLC                                                                  32,699                              428
Pan Asia Environmental Protection Group Ltd.                                      126,000                               45
PNOC Energy Development Corp.                                                     374,000                               43
RWE AG                                                                              1,700                              215
Suez S.A.                                                                          10,968                              744
Veolia Environnement                                                               14,886                              832
                                                                                                                     3,755

TOTAL COMMON STOCK                                                                                                  72,706
(COST $66,979)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                  27,800                              361
Cia Vale do Rio Doce                                                                9,400                              282
Cia Vale do Rio Doce ADR                                                           40,738                            1,216
NET Servicos de Comunicacao S.A.                                                    4,100                               52 (a)
Petroleo Brasileiro S.A.                                                            1,100                               32

TOTAL PREFERRED STOCK                                                                                                1,943
(COST $1,504)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Credit Agricole S.A.                                                               22,715                               28 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                                74,677
(COST $68,483)

                                                                                PRINCIPAL
                                                                                 AMOUNT                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.6%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 3.7%
U.S. Treasury Bonds
4.50%                                               02/15/36                     $     70                       $       69
4.75%                                               02/15/37                        1,236                            1,276
U.S. Treasury Notes
2.63%                                               05/31/10                        3,141                            3,143
2.75%                                               02/28/13                          319                              312
3.50%                                               02/15/18                        2,244                            2,160
3.63%                                               10/31/09 - 12/31/12             2,777                            2,822 (h)
4.50%                                               11/15/10 - 05/15/17                88                               92
4.63%                                               11/15/09                           55                               57
                                                                                                                     9,931

FEDERAL AGENCIES - 0.6%
Federal Home Loan Mortgage Corp.
4.13%                                               12/21/12                          690                              692
4.88%                                               02/09/10                          960                              988
                                                                                                                     1,680

AGENCY MORTGAGE BACKED - 8.3%
Federal Home Loan Mortgage Corp.
4.50%                                               06/01/33 - 02/01/35               128                              119 (h)
5.00%                                               07/01/35 - 10/01/35               715                              690 (h)
5.50%                                               05/01/20 - 03/01/38               529                              523 (h)
6.00%                                               04/01/17 - 11/01/37               939                              950 (h)
6.50%                                               01/01/27 - 07/01/36               245                              254 (h)
7.00%                                               10/01/16 - 08/01/36                93                               95 (h)
7.50%                                               11/01/09 - 09/01/33                35                               37 (h)
8.00%                                               07/01/26 - 11/01/30                10                               10 (h)
8.50%                                               04/01/30 - 05/01/30                28                               31 (h)
Federal National Mortgage Assoc.
4.00%                                               05/01/19 - 06/01/19               106                              100 (h)
4.50%                                               05/01/18 - 02/01/35               593                              568 (h)
5.00%                                               07/01/20 - 08/01/35               590                              566 (h)
5.26%                                               04/01/37                           77                               78 (i)
5.47%                                               04/01/37                            6                                6 (i)
5.50%                                               04/01/14 - 04/01/38             1,544                            1,534 (h)
5.52%                                               04/01/37                           68                               69 (i)
5.53%                                               04/01/37                           30                               31 (i)
5.55%                                               04/01/37                           73                               74 (i)
5.59%                                               04/01/37                           85                               87 (i)
5.62%                                               03/01/37                            6                                6 (i)
5.68%                                               04/01/37 - 05/01/37               115                              118 (i)
5.70%                                               04/01/37                          101                              103 (i)
5.71%                                               04/01/37                           32                               33 (i)
5.84%                                               06/01/37                          166                              169 (i)
6.00%                                               02/01/14 - 03/01/38             1,767                            1,792 (h)
6.03%                                               10/01/37                          103                              106 (i)
6.50%                                               12/01/14 - 08/01/36             1,020                            1,051 (h)
7.00%                                               01/01/16 - 06/01/36               228                              242 (h)
7.50%                                               12/01/09 - 03/01/34                66                               68 (h)
8.00%                                               12/01/11 - 11/01/33                67                               72 (h)
8.50%                                               05/01/31                            4                                4 (h)
9.00%                                               06/01/09 - 12/01/22                23                               25 (h)
5.00%                                               TBA                             3,401                            3,294 (c)
5.50%                                               TBA                             8,434                            8,331 (c)
6.00%                                               TBA                                35                               35 (c)
6.50%                                               TBA                               490                              504 (c)
Government National Mortgage Assoc.
4.50%                                               08/15/33 - 09/15/34               192                              179 (h)
5.00%                                               08/15/33                           51                               49 (h)
6.00%                                               04/15/30 - 09/15/36                82                               84 (h)
6.50%                                               06/15/24 - 07/15/36               119                              127 (h)
7.00%                                               03/15/12 - 10/15/36               106                              112 (h)
7.50%                                               07/15/23 - 04/15/28                40                               45 (h)
8.00%                                               05/15/30                            2                                2 (h)
8.50%                                               10/15/17                           37                               41 (h)
9.00%                                               11/15/16 - 12/15/21                35                               37 (h)
                                                                                                                    22,451

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
4.80%                                               11/01/18                            3                                2 (d,f,h)
Federal Home Loan Mortgage Corp.
3.53%                                               11/15/37                          242                               17 (d,g,i)
4.18%                                               05/15/36 - 11/15/36               488                               44 (d,g,i)
4.33%                                               04/15/38                          244                               21 (d,g,i)
4.50%                                               04/15/13 - 03/15/19               240                               23 (d,g,h)
4.83%                                               09/15/35                          198                               22 (d,g,i)
5.00%                                               04/15/14 - 12/01/34             1,749                              362 (d,g,h)
5.00%                                               07/15/28                          125                              126
5.50%                                               04/15/17 - 06/15/33               198                               30 (d,g,h)
6.91%                                               11/15/37                          135                               94 (d,f)
7.14%                                               12/15/33                           50                               44 (h,i)
7.50%                                               01/15/16                           12                               12 (h)
7.50%                                               07/15/27                           36                                9 (d,g,h)
8.00%                                               04/15/20                            2                                2 (h)
8.00%                                               02/01/23 - 07/01/24                 6                                2 (d,g,h)
10.32%                                              06/15/33                          236                              242 (h,i)
35.45%                                              09/25/43                          470                                3 (d,g,h)
Federal Home Loan Mortgage STRIPS
5.39%                                               08/01/27                            1                                1 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                               12/25/42                          124                                4 (d,g,h)
3.97%                                               05/25/37 - 06/25/37             1,457                              129 (d,g,i)
4.00%                                               02/25/28                            5                                5 (h)
4.27%                                               10/25/35                          492                               46 (d,g,i)
4.50%                                               05/25/18                           43                                3 (d,g,h)
4.50%                                               03/25/38                          208                               21 (d,g,i)
4.72%                                               07/25/37                          433                               50 (d,g,i)
4.75%                                               11/25/14                           28                                1 (d,g,h)
5.00%                                               02/25/32                          198                               26 (d,g,h)
5.00%                                               10/25/35                           46                               40
5.02%                                               05/25/18                          755                               71 (d,g,h,i)
5.12%                                               09/25/42                          335                               35 (d,g,h,i)
5.22%                                               08/25/16                           34                                2 (d,g,h,i)
8.00%                                               07/25/14                            5                                5 (h)
31.49%                                              04/25/38                          294                               24 (d,g,i)
40.07%                                              05/25/38                          447                               38 (d,g,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                               09/01/35 - 01/01/36               405                               96 (d,g)
5.00%                                               05/25/38                          132                               41 (d,g)
Federal National Mortgage Assoc. (Class 2)
5.00%                                               09/01/33 - 03/25/38               254                               73 (d,g)
5.50%                                               12/01/33                           48                               12 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                               11/25/13                           39                                1 (d,g,h)
5.00%                                               10/25/22                           51                                8 (d,g,h)
11.15%                                              03/25/31                           90                               93 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
4.23%                                               12/25/22                            3                                2 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                               08/01/34                        1,438                              372 (d,g)
7.50%                                               11/01/23                           76                               17 (d,g,h)
8.00%                                               08/01/23 - 07/01/24                15                                4 (d,g,h)
8.50%                                               03/01/17 - 07/25/22                 6                                1 (d,g,h)
9.00%                                               05/25/22                            3                                1 (d,g,h)
                                                                                                                     2,277

ASSET BACKED - 2.0%
Bear Stearns Asset Backed Securities Trust (Class A)
2.85%                                               01/25/34                           13                               11 (h,i)
Capital Auto Receivables Asset Trust (Class A)
3.25%                                               01/15/10                          140                              139 (b,i)
Capital One Master Trust (Class C)
6.70%                                               06/15/11                          100                              100 (b,h,r)
Carmax Auto Owner Trust
4.35%                                               03/15/10                           38                               38 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
2.98%                                               03/25/32                           22                               19 (h,i)
Countrywide Asset-Backed Certificates
3.34%                                               05/25/33                            5                                5 (h,i)
Countrywide Asset-Backed Certificates (Class A)
3.14%                                               04/25/32                           19                               17 (h,i)
Fleet Home Equity Loan Trust (Class A)
2.73%                                               01/20/33                           15                               10 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
5.03%                                               06/15/11                          300                              293 (d,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                               10/15/10                           47                               47 (h)
Mid-State Trust
7.54%                                               07/01/35                           12                               11 (h,r)
Peco Energy Transition Trust
6.52%                                               12/31/10                           45                               47 (h)
Residential Asset Mortgage Products, Inc.
2.72%                                               03/25/34                            2                                2 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
3.04%                                               06/25/32                           20                               17 (h,i)
Residential Asset Securities Corp.
2.98%                                               07/25/32                            7                                6 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                               07/25/30                           10                               10 (h)
Washington Mutual Master Note Trust
2.50%                                               05/15/14                        5,000                            4,562 (b,i)
Wells Fargo Home Equity Trust
3.97%                                               05/25/34                           23                               22 (h)
                                                                                                                     5,356

CORPORATE NOTES - 5.3%
Abbey National PLC
7.95%                                               10/26/29                           51                               52 (h)
AES Ironwood LLC
8.86%                                               11/30/25                          112                              116 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                               03/15/10                          340                              344 (h)
American Railcar Industries, Inc.
7.50%                                               03/01/14                           25                               23 (h)
ARAMARK Corp.
8.50%                                               02/01/15                          130                              127
Archer-Daniels-Midland Co.
6.45%                                               01/15/38                          103                              103
Arizona Public Service Co.
6.25%                                               08/01/16                           80                               76 (h)
AT&T, Inc.
4.13%                                               09/15/09                          155                              155
BAC Capital Trust VI
5.63%                                               03/08/35                           80                               65 (h)
Banco Mercantil del Norte S.A.
6.14%                                               10/13/16                          210                              204 (b,h)
Bank of America Corp.
8.00%                                               12/29/49                          321                              301
Bear Stearns Companies Inc.
5.85%                                               07/19/10                          250                              254
BellSouth Corp.
4.20%                                               09/15/09                           75                               75 (h)
6.55%                                               06/15/34                           75                               72 (h)
Bristol-Myers Squibb Co.
5.45%                                               05/01/18                           78                               77
5.88%                                               11/15/36                           60                               56 (h)
British Telecommunications PLC
8.63%                                               12/15/10                           30                               32 (h)
Cadbury Schweppes US Finance LLC
3.88%                                               10/01/08                           75                               75 (b,h)
Cargill Inc.
5.20%                                               01/22/13                          465                              461 (b)
6.00%                                               11/27/17                            1                                1 (b)
Carolina Power & Light Co.
5.15%                                               04/01/15                           40                               40 (h)
5.70%                                               04/01/35                           20                               19 (h)
6.13%                                               09/15/33                           35                               34 (h)
Chesapeake Energy Corp.
7.25%                                               12/15/18                          129                              125
Chubb Corp.
6.50%                                               05/15/38                           12                               11
Citigroup, Inc.
5.50%                                               04/11/13                           92                               90
6.13%                                               11/21/17                           65                               62
Clarendon Alumina Production Ltd.
8.50%                                               11/16/21                          100                              101 (b,h)
Community Health Systems, Inc.
8.88%                                               07/15/15                          130                              131
Consolidated Edison Co of New York, Inc.
5.85%                                               04/01/18                           69                               69
Constellation Brands, Inc.
7.25%                                               05/15/17                          129                              121
COX Communications, Inc.
7.13%                                               10/01/12                           17                               18 (h)
7.75%                                               11/01/10                           70                               74 (h)
Credit Suisse
6.00%                                               02/15/18                          176                              169
CSC Holdings, Inc.
8.50%                                               06/15/15                          129                              127 (b)
CSX Transportation, Inc.
9.75%                                               06/15/20                            8                               10 (h)
CVS Caremark Corp.
5.75%                                               06/01/17                          266                              262
Diageo Capital PLC
5.20%                                               01/30/13                          247                              247
Dominion Resources, Inc. (Series B)
6.30%                                               09/30/66                          395                              362 (h)
Dover Corp.
6.50%                                               02/15/11                           55                               58 (h)
DP World Ltd.
6.85%                                               07/02/37                          200                              172 (b)
Duke Energy Carolinas LLC
5.38%                                               01/01/09                           60                               60 (h)
Duke Realty LP
6.25%                                               05/15/13                           39                               38
Dynegy Holdings, Inc.
7.50%                                               06/01/15                          130                              120
Echostar DBS Corp.
7.75%                                               05/31/15                          129                              125 (b)
EI Du Pont de Nemours & Co.
4.88%                                               04/30/14                           60                               60 (h)
El Paso Electric Co.
6.00%                                               05/15/35                           45                               38
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                              07/19/13                           27                               30 (b,h)
Ford Motor Credit Company LLC
7.88%                                               06/15/10                          129                              111
GlaxoSmithKline Capital Inc.
4.85%                                               05/15/13                           39                               39
6.38%                                               05/15/38                           20                               20
GMAC LLC
6.88%                                               09/15/11                          129                               93
Goldman Sachs Group, Inc.
5.95%                                               01/18/18                          118                              113
GTE Corp.
7.51%                                               04/01/09                           55                               56 (h)
Harrah's Operating Company Inc.
10.75%                                              02/01/16                          129                              107 (b)
HCA Inc.
9.25%                                               11/15/16                          130                              134
Hewlett-Packard Co.
5.50%                                               03/01/18                           63                               62
Hexion US Finance Corp/Hexion Nova Scotia Finance
ULC
9.75%                                               11/15/14                          160                              145
HSBC Bank USA N.A.
4.63%                                               04/01/14                          100                               95
HSBC Capital Funding LP (Series 1)
9.55%                                               12/29/49                           57                               59 (b,h)
HSBC Finance Corp.
6.75%                                               05/15/11                           50                               52
Hydro Quebec
8.50%                                               12/01/29                          120                              170 (h)
IIRSA Norte Finance Ltd.
8.75%                                               05/30/24                          112                              124 (b,h)
ING Capital Funding TR III
8.44%                                               12/29/49                           95                               96
ING Groep N.V.
5.78%                                               12/29/49                          156                              129
Intergen N.V.
9.00%                                               06/30/17                          435                              450 (b)
International Steel Group Inc.
6.50%                                               04/15/14                           75                               76
Iron Mountain Inc.
8.00%                                               06/15/20                          130                              128
John Deere Capital Corp.
4.50%                                               04/03/13                           44                               43
JP Morgan Chase & Co.
6.40%                                               05/15/38                           78                               72
7.00%                                               11/15/09                          110                              112 (h)
JP Morgan Chase Bank
5.88%                                               06/13/16                           75                               73
Landsbanki Islands
3.34%                                               08/25/09                          100                               94 (b,h,i)
Lehman Brothers Holdings, Inc.
2.85%                                               12/23/08                           58                               57 (i)
3.00%                                               10/22/08                          128                              128 (i)
5.63%                                               01/24/13                           58                               55
6.88%                                               05/02/18                          103                              100
LyondellBasell Industries AF SCA
8.38%                                               08/15/15                          125                               79 (b)
Marfrig Overseas Ltd.
9.63%                                               11/16/16                          100                               96 (b)
Markel Corp.
7.35%                                               08/15/34                           32                               31 (h)
McDonald's Corp.
5.80%                                               10/15/17                          254                              259
Mediacom LLC/Mediacom Capital Corp.
9.50%                                               01/15/13                          145                              137 (h)
Metropolitan Life Global Funding I
4.25%                                               07/30/09                          105                              104 (b,h)
Midamerican Energy Holdings Co.
6.13%                                               04/01/36                           55                               53 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                               12/29/49                           95                               95
Munich Re America Corp. (Series B)
7.45%                                               12/15/26                           55                               55 (h)
Nakilat Inc.
6.27%                                               12/31/33                          100                               89 (b,h)
Nelnet, Inc.
5.13%                                               06/01/10                           65                               59 (h)
NGPL PipeCo LLC
7.12%                                               12/15/17                          259                              265 (b)
Norfolk Southern Corp.
8.63%                                               05/15/10                          100                              107 (h)
Norfolk Southern Railway Co.
9.75%                                               06/15/20                           22                               27 (h)
Northern States Power
6.25%                                               06/01/36                           30                               31 (h)
NorthWestern Corp.
5.88%                                               11/01/14                          100                               98 (h)
NRG Energy, Inc.
7.38%                                               02/01/16                          130                              122
OPTI Canada Inc.
8.25%                                               12/15/14                           75                               75
Pacific Bell Telephone Co.
7.13%                                               03/15/26                           25                               25
Pacific Gas & Electric Co.
5.80%                                               03/01/37                          120                              112
Pemex Finance Ltd.
9.03%                                               02/15/11                           44                               47 (h)
Pemex Project Funding Master Trust
5.75%                                               03/01/18                           20                               20 (b)
6.13%                                               08/15/08                            6                                6
7.88%                                               02/01/09                           28                               29
PepsiCo, Inc.
5.00%                                               06/01/18                          130                              127
Pitney Bowes, Inc.
3.88%                                               06/15/13                           43                               41
PNC Preferred Funding Trust I
6.52%                                               12/31/49                           70                               56 (b)
Potomac Edison Co.
5.35%                                               11/15/14                           40                               39 (h)
Public Service Company of Colorado
7.88%                                               10/01/12                           95                              106 (h)
Puget Sound Energy, Inc.
5.48%                                               06/01/35                           55                               46 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                               06/01/67                          120                              103
Rabobank Capital Funding II
5.26%                                               12/31/49                           78                               71 (b)
Rock-Tenn Co.
8.20%                                               08/15/11                          160                              165
Royal Bank of Scotland Group PLC
5.00%                                               10/01/14                           70                               67 (h)
Sabine Pass LNG LP
7.25%                                               11/30/13                          110                              100
7.50%                                               11/30/16                          140                              126
Security Benefit Life Insurance
8.75%                                               05/15/16                           60                               63 (b)
Sierra Pacific Resources
8.63%                                               03/15/14                           80                               84
Southern Copper Corp.
7.50%                                               07/27/35                           20                               20
Sprint Capital Corp.
7.63%                                               01/30/11                           83                               82
Standard Chartered Bank Hong Kong Ltd.
4.38%                                               12/03/14                           90                               89
Stewart Enterprises, Inc.
6.25%                                               02/15/13                           70                               67 (h)
Telecom Italia Capital S.A.
6.20%                                               07/18/11                           99                              101
Telefonica Emisiones SAU
5.86%                                               02/04/13                          375                              378
Tenneco, Inc.
8.63%                                               11/15/14                          129                              114
The Travelers Companies Inc.
5.80%                                               05/15/18                           50                               49
Time Warner Cable, Inc.
6.20%                                               07/01/13                           78                               79
6.75%                                               07/01/18                           78                               79
Titan Petrochemicals Group Ltd.
8.50%                                               03/18/12                           33                               17 (b)
Transocean, Inc.
6.00%                                               03/15/18                           96                               96
Tronox Worldwide LLC
9.50%                                               12/01/12                          105                               86 (h)
UBS Preferred Funding Trust I
8.62%                                               10/29/49                           70                               70
Verizon Global Funding Corp.
7.25%                                               12/01/10                          105                              111
Verizon Pennsylvania, Inc.
8.35%                                               12/15/30                           40                               45 (h)
8.75%                                               08/15/31                           55                               64 (h)
Wachovia Corp. (Series K)
7.98%                                               12/31/49                          225                              207
Wal-Mart Stores, Inc.
5.80%                                               02/15/18                          214                              222
Weatherford International, Inc.
5.95%                                               06/15/12                           95                               97
Wells Fargo & Co.
5.63%                                               12/11/17                          125                              121
Westar Energy, Inc.
7.13%                                               08/01/09                          150                              154 (h)
Westlake Chemical Corp.
6.63%                                               01/15/16                          145                              122 (h)
XTO Energy, Inc.
6.38%                                               06/15/38                           43                               41
                                                                                                                    14,161

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Banc of America Commercial Mortgage Inc.
5.32%                                               09/10/47                           87                               86 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                               02/10/51                          250                              232
6.48%                                               06/10/49                          220                              208 (d,i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                               04/10/17                          100                               72 (r)
Banc of America Funding Corp.
5.73%                                               03/20/36                           50                               20 (h,i,r)
5.80%                                               02/20/36                           99                               45 (h,r)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                               01/25/36                           50                               29 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                               10/12/41                          145                              143 (h)
5.53%                                               10/12/41                          145                              140 (h)
5.58%                                               03/11/39                           39                               39 (h)
6.02%                                               02/14/31                           91                               91 (h)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                               09/11/42                           20                               12 (b,r)
Countrywide Alternative Loan Trust
5.98%**                                             05/25/36                           24                                - (h,r)
6.00%                                               03/25/36 - 08/25/36                96                                9 (h,r)
Countrywide Alternative Loan Trust (Class B)
6.00%                                               05/25/36 - 08/25/36                45                                4 (h,r)
Credit Suisse Mortgage Capital Certificates
5.47%                                               09/15/39                          128                              122 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                               02/25/36                           24                                7 (h,r)
CS First Boston Mortgage Securities Corp.
5.25%                                               08/25/34                           34                               32 (h)
5.34%                                               10/25/35                           44                               18 (h,r)
6.79%                                               07/15/37                        1,185                               23 (b,d,h,r)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                               05/15/35                           52                               52 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
6.68%                                               12/10/41                        1,623                               25 (d,h,r)
Greenwich Capital Commercial Funding Corp.
5.12%                                               04/10/37                           90                               90 (h)
Indymac INDA Mortgage Loan Trust
5.16%                                               01/25/36                          100                               62 (h,r)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                               01/25/36                          100                               66 (h,r)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.27%                                               01/12/39                          903                               21 (b,h,r)
6.40%                                               02/12/51                           30                               20 (b,r)
6.47%                                               11/15/35                           64                               66 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                               09/15/27                           95                               94 (h)
6.23%                                               03/15/26                           87                               88 (h)
6.62%                                               01/18/12                        1,378                               26 (d,h,r)
10.75%                                              01/15/36                          487                               24 (b,d,h,r)
11.40%                                              10/15/35                          516                               19 (b,d,h,r)
12.31%                                              03/15/36                        1,267                               29 (b,d,h,r)
12.51%                                              02/15/40                        1,243                               21 (b,d,h,r)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                               07/14/16                           26                               27 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                               07/15/40                           50                               33 (r)
LB-UBS Commercial Mortgage Trust (Class X)
12.47%                                              12/15/39                        1,078                               15 (b,d,h,r)
MASTR Alternative Loans Trust
5.00%                                               08/25/18                           45                                7 (d,g,h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                               05/12/39                          300                              300 (h)
MLCC Mortgage Investors, Inc.
5.37%                                               02/25/36                           50                               42 (h)
Morgan Stanley Capital I
5.28%                                               12/15/43                           58                               57 (h)
5.33%                                               12/15/43                           58                               55 (h)
5.39%                                               11/12/41                          162                              130 (h)
5.44%                                               02/12/44                          500                              479 (b)
5.69%                                               04/15/49                          300                              283
5.71%                                               07/12/44                          100                               99 (h)
6.53%                                               03/15/31                          134                              135 (h)
Morgan Stanley Capital I (Class A)
5.36%                                               02/12/44                           74                               72
Morgan Stanley Dean Witter Capital I
7.20%                                               10/15/33                          164                              170 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                               03/15/30                           15                               15 (h)
Opteum Mortgage Acceptance Corp.
2.78%                                               02/25/35                          190                              167 (h,i)
Residential Accredit Loans, Inc.
6.00%                                               01/25/36                          241                              130 (h,r)
Residential Asset Securitization Trust (Class A)
2.88%                                               05/25/35                           80                               58 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%**                                             02/25/28                           71                                - (r)
Wachovia Bank Commercial Mortgage Trust (Class A)
6.22%                                               01/15/45                          120                              115 (d,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                               01/25/36 - 03/25/36               197                              124 (h)
                                                                                                                     4,548

SOVEREIGN BONDS - 0.2%
Government of Brazil
8.00%                                               01/15/18                           39                               43
Government of Canada
7.50%                                               09/15/29                           90                              115
Government of Colombia
7.38%                                               09/18/37                          100                              107
Government of Jamaica
8.00%                                               06/24/19                          100                               91
Government of Korea Railroad Corp.
5.38%                                               05/15/13                          100                               99 (b)
Government of Manitoba Canada
4.90%                                               12/06/16                           60                               61 (h)
Government of Panama
6.70%                                               01/26/36                           55                               56
                                                                                                                       572

TOTAL BONDS AND NOTES                                                                                               60,976
(COST $62,739)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.9%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                  19,234                              389 (p)
Industrial Select Sector SPDR Fund                                                 51,463                            1,750 (p)
iShares MSCI Emerging Markets Index Fund                                            1,396                              189 (s)

TOTAL EXCHANGE TRADED FUNDS                                                                                          2,328
(COST $2,320)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                    332 (k)
(COST $436)

TOTAL INVESTMENTS IN SECURITIES                                                                                    240,742
(COST $240,297)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.3%
GE Money Market Fund Institutional Class
1.93%                                                                                                               38,510 (d,q)
(COST $38,510)

TOTAL INVESTMENTS                                                                                                  279,252
(COST $278,807)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.8)%                                                                (10,209)
                                                                                                              -------------
NET ASSETS - 100.0%                                                                                           $    269,043
                                                                                                              =============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at June
30, 2008 (unaudited):

                                                                                                  CURRENT         UNREALIZED
                                                                              NUMBER OF          NOTIONAL      APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE        CONTRACTS            VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Future                           September 2008           4               $   213           $    -
Euro Schatz Future                                      September 2008           4                   645               (1)
FTSE 100 Index Futures                                  September 2008           1                   112                 -
S&P 500 Index Futures                                   September 2008           2                   641              (39)
U.S. Treasury Notes 2Yr. Futures                        September 2008           49               10,349               57
U.S. Treasury Notes 5Yr. Futures                        September 2008           33                3,648                1


The Elfun Diversified Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                                                  CURRENT        UNREALIZED
                                                                             NUMBER OF           NOTIONAL      APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE       CONTRACTS            VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures                       September 2008           10             $(1,139)           $  (15)
                                                                                                                   ------
                                                                                                                   $    3
                                                                                                                   ======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $9,039; $16,912 and $21,753; or 3.36%, 0.95%, and 6.18% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.65%
         MBIA              10.48%
         FSA               10.41%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30, 2008.

*        Less than 0.1%

**       Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Diversified Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$173,195       	$99,658        $6,399        $279,252
Other Financial
   Instruments  $3      	$-	       $-	     $3

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$ 7,828		$-
   Accrued discounts/premiums		$   (83)	$-
   Realized gain (loss)			$    64 	$-
   Change in unrealized appreciation
                         (depreciation)	$   204 	$-
   Net purchases (sales)		$(1,467)        $-
   Net transfers in and out of Level 3  $  (147)	$-
Balance at 06/30/08			$ 6,399         $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 18, 2008